united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Address of principal executive offices) (Zip code)

Richard A. Malinowski
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:         631-470-2620

Date of fiscal year end:   6/30

Date of reporting period:      12/31/19

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund

Class A Shares: HCMGX
Class I Shares: HCMIX
Class R Shares: HCMSX
Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund

Class A Shares: HCMNX
Class I Shares: HCMQX
Class R Shares: HCMZX
Class A1 Shares: HCMWX
Investor Class Shares: HCMPX

HCM Income Plus Fund
Class A Shares: HCMEX
Class I Shares: HCMLX
Investor Class Shares: HCMKX

Semi-Annual Report
December 31, 2019

1-855-969-8464
www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds website www.howardcmfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmarks:

					Annualized
			Annualized	Annualized	Inception** -
	Six Months	One Year	Three Year	Five Year	December 31, 2019
HCM Tactical Growth Fund – Class A	15.16%	22.63%	15.06%	10.44%	8.73%
HCM Tactical Growth Fund – Class A with load	8.54%	15.61%	12.81%	9.15%	7.55%
HCM Tactical Growth Fund – Class I	15.14%	22.61%	15.05%	10.43%	8.72%
HCM Tactical Growth Fund – Class R	15.14%	22.61%	15.05%	10.43%	8.72%
HCM Tactical Growth Fund – Investor Class	14.73%	21.79%	14.23%	9.70%	8.06%
S&P 500 TR Index***	10.92%	31.49%	15.27%	11.70%	11.83%
HFRX Equity Hedge Index****	4.47%	10.71%	3.32%	1.52%	1.56%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses is 1.93% for Class A shares, 1.68% for Class I shares, and 2.68% for Investor Class shares as per the November 1, 2019 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, is 2.76% for Class R shares per the July 8, 2014 prospectus. Redemptions made in less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

****	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
December 31, 2019

The Fund’s holdings by industry sector and investment type as of December 31, 2019 are as follows:

Industry Sector/Investment	% of Net
Type	Assets
Exchange Traded Funds
Technology	44.1%
Large-Cap	40.5%
Small-Cap	15.6%
Short - Term Investment	0.3%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmark:

				Annualized
			Annualized	Inception** -
	Six Months	One Year	Three Year	December 31, 2019
HCM Dividend Sector Plus Fund – Class A	13.65%	24.85%	8.65%	11.69%
HCM Dividend Sector Plus Fund – Class A with load	7.09%	17.63%	6.53%	10.33%
HCM Dividend Sector Plus Fund – Class I	13.95%	25.17%	8.75%	11.75%
HCM Dividend Sector Plus Fund – Class R	13.95%	25.17%	8.75%	11.75%
HCM Dividend Sector Plus Fund – Class A1	13.59%	24.68%	8.47%	11.60%
HCM Dividend Sector Plus Fund – Class A1 with load	7.08%	17.54%	6.36%	10.23%
HCM Dividend Sector Plus Fund – Investor Class	13.29%	24.01%	7.85%	10.92%
S&P 500 TR Index***	10.92%	31.49%	15.27%	12.30%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns as indicated above are calculated using the traded net asset value on December 31, 2019. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses is 1.74% for Class A shares, 1.89% for Class A1 shares, 1.74% for Class I shares and 2.49% for Investor Class shares per the November 1, 2019 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.36% for Class R shares per the March 3, 2015 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464 .

**	Inception date is March 11, 2015.

***	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
December 31, 2019

The Fund’s industry sector and investment type as of December 31, 2019 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Large-Cap	68.4%
Technology	21.9%
Broad Market	0.7%
Common Stocks
Biotechnology & Pharmaceutical	1.0%
Hardware	0.7%
Insurance	0.7%
Specialty Finance	0.7%
Telecommunications	0.7%
Oil, Gas, & Coal	0.6%
Utilities	0.6%
Consumer Products	0.5%
Containers & Packaging	0.5%
Health Care Facilities & Services	0.5%
Passenger Transportation	0.5%
Machinery	0.3%
Metals & Mining	0.3%
Banking	0.2%
Gaming, Lodging, & Restaurants	0.2%
Institutional Financial Services	0.2%
Retail - Consumer Staples	0.2%
Software	0.2%
Transportation & Logistics	0.2%
Transportation Equipment	0.2%
Money Market Fund	0.3%
Liabilities in Excess of Other Assets	(0.3)%
100.3%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the period ended December 31, 2019, compared to its benchmark:

				Annualized	Annualized
			Annualized	Inception** -	Inception*** -
	Six Months	One Year	Three Year	December 31, 2019	December 31, 2019
HCM Income Plus Fund – Class A	7.48%	15.48%	6.37%	6.13%	—
HCM Income Plus Fund – Class A with load	1.26%	8.86%	4.28%	4.15%	—
HCM Income Plus Fund – Investor Class	7.07%	14.64%	5.60%	5.40%	—
HCM Income Plus Fund – Class I	—	—	—	—	6.79%
Bloomberg Barclays US Aggregate Bond Index****	2.45%	8.72%	4.03%	3.47%	0.68%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 1.70% for Class A shares, 2.45% for Investor Class shares, and 1.45% for Class I shares, per the November 1, 2019 prospectus. Redemptions made less than 30 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date for Class A and Class C is November 9, 2016.

***	Inception date for Class I is September 11, 2019.

****	The Bloomberg Barclays US Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S. Investors cannot invest directly in an index.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
December 31, 2019

The Fund’s industry sector and investment type as of December 31, 2019 are as follows:

Industry Sector/Investment Type	% of Net Assets
Exchange Traded Funds
Index Related	33.0%
Technology	26.3%
Large-Cap	14.3%
Fixed Income Emerging Market	13.4%
Small-Cap	10.6%
Mid-Cap	2.2%
Money Market Fund	0.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 100.2%
	LARGE-CAP - 40.5%
437,655	ProShares Ultra S&P 500	$66,015,880
211,952	Vanguard Mega Cap Growth ETF	30,872,928
		96,888,808
	SMALL-CAP - 15.6%
188,578	Vanguard Small-Cap Growth ETF	37,470,449

	TECHNOLOGY - 44.1%
229,162	Invesco QQQ Trust Series 1	48,722,133
467,098	ProShares Ultra QQQ	56,934,575
		105,656,708

	TOTAL EXCHANGE TRADED FUNDS (Cost $191,211,475)	240,015,965

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
756,252	BlackRock Liquidity Funds FedFund Portfolio, Retail Class 1.29% + (Cost $756,252)	756,252

	TOTAL INVESTMENTS - 100.5% (Cost $191,967,727)	$240,772,217
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(1,197,049)
	NET ASSETS - 100.0%	$239,575,168

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	COMMON STOCKS - 9.0%
	BANKING - 0.2%
7,523	JPMorgan Chase & Co.	$1,048,706

	BIOTECHNOLOGY & PHARMACEUTICAL - 1.0%
11,436	AbbVie, Inc.	1,012,543
4,366	Amgen, Inc.	1,052,512
13,663	Gilead Sciences, Inc.	887,822
23,808	Pfizer, Inc.	932,797
		3,885,674
	CONSUMER PRODUCTS - 0.5%
20,732	Altria Group, Inc.	1,034,734
21,381	Archer-Daniels-Midland Co.	991,009
		2,025,743
	CONTAINERS & PACKAGING - 0.5%
21,936	International Paper Co.	1,010,153
25,468	Westrock Co.	1,092,832
		2,102,985
	GAMING, LODGING & RESTAURANTS - 0.2%
20,712	Carnival Corp.	1,052,791

	HARDWARE - 0.7%
59,440	Hewlett Packard Enterprise Co.	942,718
16,017	Seagate Technology PLC	953,012
14,612	Western Digital Corp.	927,424
		2,823,154
	HEALTH CARE FACILITIES & SERVICES - 0.5%
18,636	Cardinal Health, Inc.	942,609
13,801	CVS Health Corp.	1,025,276
		1,967,885
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
9,729	Northern Trust Corp.	1,033,609

	INSURANCE - 0.7%
19,047	MetLife, Inc.	970,826
15,850	Principal Financial Group, Inc.	871,750
9,855	Prudential Financial, Inc.	923,808
		2,766,384

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Fair Value
	MACHINERY - 0.3%
7,107	Caterpillar, Inc.	$1,049,562

	METALS & MINING - 0.3%
97,109	Freeport-McMoRan, Inc.	1,274,070

	OIL, GAS & COAL - 0.6%
16,094	ConocoPhillips	1,046,593
16,071	HollyFrontier Corp.	814,960
9,923	Occidental Petroleum Corp.	408,927
		2,270,480
	PASSENGER TRANSPORTATION - 0.5%
13,451	Alaska Air Group, Inc.	911,305
15,921	Delta Air Lines, Inc.	931,060
		1,842,365
	RETAIL - CONSUMER STAPLES - 0.2%
16,222	Walgreens Boots Alliance, Inc.	956,449

	SOFTWARE - 0.2%
6,196	Microsoft Corp.	977,109

	SPECIALTY FINANCE - 0.7%
3,131	Mastercard, Inc.	934,885
4,851	Visa, Inc.	911,503
36,609	Western Union Co.	980,389
		2,826,777
	TELECOMMUNICATIONS - 0.7%
22,789	AT&T, Inc.	890,594
74,339	CenturyLink, Inc.	982,018
14,244	Verizon Communications, Inc.	874,582
		2,747,194
	TRANSPORTATION & LOGISTICS - 0.2%
7,295	United Parcel Service, Inc.	853,953

	TRANSPORTATION EQUIPMENT - 0.2%
12,673	PACCAR, Inc.	1,002,434

	UTILITIES - 0.6%
54,207	AES Corp.	1,078,719
29,643	CenterPoint Energy, Inc.	808,365
6,865	Southern Co.	437,301
		2,324,385

	TOTAL COMMON STOCKS (Cost $31,509,415)	36,831,709

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 91.0%
	BROAD MARKET - 0.7%
25,069	iShares Select Dividend ETF	$2,648,791

	LARGE-CAP - 68.4%
542,546	ProShares Ultra S&P500	81,837,639
801,221	Vanguard Dividend Appreciation ETF	99,880,210
1,049,148	Vanguard High Dividend Yield ETF	98,315,659
		280,033,508
	TECHNOLOGY - 21.9%
737,372	ProShares Ultra QQQ	89,878,273

	TOTAL EXCHANGE TRADED FUNDS (Cost $314,003,380)	372,560,572

	SHORT-TERM INVESTMENT - 0.3%
	MONEY MARKET FUND - 0.3%
1,264,501	BlackRock Liquidity Funds FedFund Portfolio, Retail Class 1.29% + (Cost $1,264,501)	1,264,501

	TOTAL INVESTMENTS - 100.3% (Cost $346,777,296)	$410,656,782
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,339,508)
	NET ASSETS - 100.0%	$409,317,274

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

HCM Income Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.8%
	FIXED INCOME EMERGING MARKETS - 13.4%
778,189	Invesco Emerging Markets Sovereign Debt ETF	$23,018,830

	INDEX RELATED - 33.0%
313,145	iShares Convertible Bond ETF	19,637,323
666,189	SPDR Bloomberg Barclays Convertible Securities ETF	36,973,489
		56,610,812
	LARGE-CAP - 14.3%
167,922	Vanguard Mega Cap Growth ETF	24,459,519

	MID-CAP - 2.2%
23,923	Vanguard Mid-Cap Growth ETF	3,798,494

	SMALL-CAP - 10.6%
91,787	Vanguard Small-Cap Growth ETF	18,238,077

	TECHNOLOGY - 26.3%
212,635	Invesco QQQ Trust Series 1	45,208,327

	TOTAL EXCHANGE TRADED FUNDS (Cost $157,323,635)	171,334,059

	SHORT-TERM INVESTMENT - 0.2%
	MONEY MARKET FUND - 0.2%
385,902	BlackRock Liquidity Funds FedFund Portfolio, Retail Class 1.29% + (Cost $385,902)	385,902

	TOTAL INVESTMENTS - 100.0% (Cost $157,709,537)	$171,719,961
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(32,816)
	NET ASSETS - 100.0%	$171,687,145

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2019.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2019

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
ASSETS
Investment securities:
At cost	$191,967,727	$346,777,296	$157,709,537
At fair value	$240,772,217	$410,656,782	$171,719,961
Margin Deposit Held at Broker	10,008	—	—
Receivable for Fund shares sold	244,630	637,861	362,265
Dividends and interest receivable	141,042	270,890	262
Prepaid expenses	15,337	31,604	49,665
TOTAL ASSETS	241,183,234	411,597,137	172,132,153

LIABILITIES
Payable for Fund shares redeemed	1,196,043	1,602,745	199,328
Investment advisory fees payable	249,394	405,940	136,706
Distribution (12b-1) fees payable	78,955	124,236	45,016
Payable to related parties	56,266	100,030	44,816
Accrued expenses and other liabilities	27,408	46,912	19,142
TOTAL LIABILITIES	1,608,066	2,279,863	445,008
NET ASSETS	$239,575,168	$409,317,274	$171,687,145

Net Assets Consist Of:
Paid in capital	$206,910,006	$402,737,654	$163,554,759
Accumulated Earnings	32,665,162	6,579,620	8,132,386
NET ASSETS	$239,575,168	$409,317,274	$171,687,145

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
December 31, 2019

	HCM Tactical		HCM Dividend		HCM Income Plus
	Growth Fund		Sector Plus Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$192,721,802		$346,583,265		$147,225,132
Shares of beneficial interest outstanding	13,071,930		28,105,513		13,472,427
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$14.74		$12.33		$10.93
Maximum offering price per share (maximum sales charge of 5.75%)	$15.64		$13.08		$11.60

Class I Shares:
Net Assets	$16		$53,454		$11
Shares of beneficial interest outstanding	1		4,336		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.75	(b)	$12.33	(b)	$10.93	(b)

Class R Shares:
Net Assets	$16		$17
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.75	(b)	$12.33	(b)

Class A1 Shares:
Net Assets			$84,525
Shares of beneficial interest outstanding			6,795
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$12.44
Maximum offering price per share (maximum sales charge of 5.75%)			$13.20

Investor Class Shares:
Net Assets	$46,853,334		$62,596,013		$24,462,002
Shares of beneficial interest outstanding	3,288,135		5,147,552		2,255,189
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$14.25		$12.16		$10.85

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

(b)	The NAV shown above differs from the traded NAV on December 31, 2019 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2019

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
INVESTMENT INCOME
Dividends	$633,457	$3,856,419	$2,276,684
Interest	22,293	6,451	4,508
Less: Foreign withholding taxes	—	(8,665)	—
TOTAL INVESTMENT INCOME	655,750	3,854,205	2,281,192

EXPENSES
Investment advisory fees	1,443,337	2,534,028	832,059
Distribution (12b-1) fees:
Class A	236,813	435,375	189,748
Class A1	—	151	—
Investor Class	207,419	285,191	116,858
Administrative services fees	73,091	132,878	55,184
Transfer agent fees	53,200	75,334	57,689
Registration fees	28,345	29,955	17,452
Accounting services fees	23,658	44,166	19,367
Third Party Administrative Servicing Fees	21,084	30,888	23,290
Custodian fees	15,794	25,970	10,520
Printing and postage expenses	11,300	26,248	10,248
Audit fees	9,185	9,248	9,114
Trustees fees and expenses	7,466	7,470	7,466
Legal fees	7,092	7,312	7,114
Compliance officer fees	7,063	9,626	6,424
Insurance expense	3,604	6,472	1,663
Other expenses	4,801	4,479	3,707
TOTAL EXPENSES	2,153,252	3,664,791	1,367,903

NET EXPENSES	2,153,252	3,664,791	1,367,903
NET INVESTMENT INCOME (LOSS)	(1,497,502)	189,414	913,289

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from Investments	1,253,523	(1,966,500)	339,965
Net change in unrealized appreciation on investments	32,630,184	52,220,045	10,967,106
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	33,883,707	50,253,545	11,307,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,386,205	$50,442,959	$12,220,360

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
FROM OPERATIONS
Net investment loss	$(1,497,502)	$(1,882,583)
Net realized gain (loss) from security transactions and options written	1,253,523	(3,523,425)
Net change in unrealized appreciation (depreciation) on investments	32,630,184	(15,903,307)
Net increase (decrease) in net assets resulting from operations	32,386,205	(21,309,315)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(7,610,722)
Investor Class	—	(1,700,039)
Class R	—	(1)
Class I	—	(1)
Net decrease in net assets resulting from distributions to shareholders	—	(9,310,763)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	20,841,448	142,438,580
Investor Class	7,151,746	28,253,284
Net asset value of shares issued in reinvestment of distributions:
Class A	—	6,285,899
Investor Class	—	1,675,451
Redemption fee proceeds:
Class A	6,475	24,853
Investor Class	264	5,007
Payments for shares redeemed:
Class A	(53,155,065)	(63,377,400)
Investor Class	(5,552,676)	(11,420,510)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(30,707,808)	103,885,164

TOTAL INCREASE IN NET ASSETS	1,678,397	73,265,086

NET ASSETS
Beginning of Period	237,896,771	164,631,685
End of Period	$239,575,168	$237,896,771

See accompanying notes to financial statements.

HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
SHARE ACTIVITY
Class A:
Shares Sold	1,580,590	10,282,177
Shares Reinvested	—	542,824
Shares Redeemed	(4,021,725)	(4,699,037)
Net increase (decrease) in shares of beneficial interest outstanding	(2,441,135)	6,125,964

Investor Class:
Shares Sold	555,356	2,033,347
Shares Reinvested	—	148,533
Shares Redeemed	(431,726)	(885,513)
Net increase in shares of beneficial interest outstanding	123,630	1,296,367

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
FROM OPERATIONS
Net investment income	$189,414	$6,937,097
Net realized loss from security transactions and options written	(1,966,500)	(25,209,933)
Net change in unrealized appreciation (depreciation) on investments	52,220,045	(4,705,310)
Net increase (decrease) in net assets resulting from operations	50,442,959	(22,978,146)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(2,579,450)	(42,272,824)
Class I	(533)	(2)
Class R	— +	(2)
Class A1	(526)	(14,697)
Investor Class	(93,511)	(5,313,936)
Net decrease in net assets resulting from distributions to shareholders	(2,674,020)	(47,601,461)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	32,612,061	164,074,459
Class I	99,354	1
Class R	—	1
Class A1	7,344	25,481
Investor Class	8,943,132	29,587,971
Net asset value of shares issued in reinvestment of distributions:
Class A	2,131,973	33,467,821
Class I	533	1
Class R	— +	1
Class A1	526	14,697
Investor Class	92,602	5,241,462
Redemption fee proceeds:
Class A	6,595	23,895
Investor Class	346	2,753
Payments for shares redeemed:
Class A	(103,351,778)	(134,960,587)
Class I	(53,616)	—
Class R	—	—
Class A1	(3,799)	(506,612)
Investor Class	(8,267,505)	(16,244,410)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(67,782,232)	80,726,934

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,013,293)	10,147,327

NET ASSETS
Beginning of Period	429,330,567	419,183,240
End of Period	$409,317,274	$429,330,567

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
SHARE ACTIVITY
Class A:
Shares Sold	2,872,791	13,804,892
Shares Reinvested	173,472	3,415,084
Shares Redeemed	(9,212,461)	(11,621,521)
Net increase (decrease) in shares of beneficial interest outstanding	(6,166,198)	5,598,455

Class I:
Shares Sold	8,627	—
Shares Reinvested	43	—
Shares Redeemed	(4,334)	—
Net increase in shares of beneficial interest outstanding	4,336	—

Class A1:
Shares Sold	642	2,200
Shares Reinvested	42	1,486
Shares Redeemed	(328)	(40,822)
Net increase (decrease) in shares of beneficial interest outstanding	356	(37,136)

Investor Class:
Shares Sold	799,618	2,490,007
Shares Reinvested	7,641	541,474
Shares Redeemed	(741,907)	(1,401,616)
Net increase in shares of beneficial interest outstanding	65,352	1,629,865

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
FROM OPERATIONS
Net investment income	$913,289	$2,393,391
Net realized gain (loss) from security transactions	339,965	(1,317,226)
Net change in unrealized appreciation (depreciation) on investments	10,967,106	(1,535,543)
Net increase (decrease) in net assets resulting from operations	12,220,360	(459,378)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(1,154,029)	(9,052,804)
Investor Class	(39,801)	(1,027,188)
Class I ++	— +	—
Net decrease in net assets resulting from distributions to shareholders	(1,193,830)	(10,079,992)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	16,363,684	89,952,107
Class I ++	10	—
Investor Class	4,752,095	14,583,434
Net asset value of shares issued in reinvestment of distributions:
Class A	990,620	7,509,621
Class I ++	— +	—
Investor Class	39,096	1,004,362
Redemption fee proceeds:
Class A	4,178	13,764
Investor Class	17	1,612
Payments for shares redeemed:
Class A	(44,958,235)	(49,606,746)
Investor Class	(4,731,551)	(6,547,623)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(27,540,086)	56,910,531

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,513,556)	46,371,161

NET ASSETS
Beginning of Period	188,200,701	141,829,540
End of Period	$171,687,145	$188,200,701

+	Amount represents less than $0.50

++	The HCM Income Plus Fund Class I commenced operations on September 11, 2019.

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2019	Year Ended
	(Unaudited)	June 30, 2019
SHARE ACTIVITY
Class A:
Shares Sold	1,575,964	8,594,919
Shares Reinvested	91,050	799,747
Shares Redeemed	(4,336,704)	(4,828,325)
Net increase (decrease) in shares of beneficial interest outstanding	(2,669,690)	4,566,341

Class I: ++
Shares Sold	1	—
Shares Reinvested	— +	—
Shares Redeemed	—	—
Net increase in shares of beneficial interest outstanding	1	—

Investor Class:
Shares Sold	460,606	1,403,445
Shares Reinvested	3,620	107,649
Shares Redeemed	(459,060)	(638,991)
Net increase in shares of beneficial interest outstanding	5,166	872,103

+	Amount represents less than $0.50

++	The HCM Income Plus Fund Class I commenced operations on September 11, 2019.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended	Year Ended		Year Ended	Year Ended		Period Ended
Class A	(Unaudited)		June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$12.80		$14.68	$11.64		$8.75	$9.71		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.08)		(0.10)	(0.17)		(0.09)	(0.00	) (9)	0.01
Net realized and unrealized gain (loss) on investments	2.02		(1.19)	3.21		2.98	(0.83)		(0.29)
Total from investment operations	1.94		(1.29)	3.04		2.89	(0.83)		(0.28)
Less distributions from:
Net investment income	—		—	—		—	—		(0.01)
Net realized gains	—		(0.59)	—		—	(0.13)		—
Total distributions	—		(0.59)	—		—	(0.13)		(0.01)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00		0.00	0.00		0.00
Net asset value, end of period	$14.74		$12.80	$14.68		$11.64	$8.75		$9.71
Total return (3)	15.16	% (8)	(8.36)%	26.12%		33.03%	(8.55)%		(2.77	)% (8)
Net assets, at end of period (000s)	$192,722		$198,595	$137,794		$51,916	$25,631		$24,318
Ratio of gross expenses to average net assets (4)(5)(6)	1.73%		1.73%	1.80	% (11)	2.06%	2.26%		2.52%
Ratio of net expenses to average net assets (5)(6)	1.73%		1.73%	1.97	% (10)	1.99%	1.99%		1.99%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.16)%		(0.75)%	(1.26)%		(0.87)%	(0.04)%		0.15%
Portfolio Turnover Rate	19	% (8)	532%	18%		67%	238%		247	% (8)

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
Class I	(Unaudited)		June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$12.81		$14.69	$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.08	0.08		0.02	0.07	0.00	(10)
Net realized and unrealized gain (loss) on investments	1.90		(1.37)	2.96		2.87	(0.90)	(0.28)
Total from investment operations	1.94		(1.29)	3.04		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	—		(0.59)	—		—	(0.13)	—
Total distributions	—		(0.59)	—		—	(0.13)	—
Net asset value, end of period	$14.75		$12.81	$14.69		$11.65	$8.76	$9.72
Total return (3)	15.14	% (8)	(8.35)%	26.09%		32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$16		$14	$15		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)(13)	1.48%		1.48%	1.55	% (12)	1.81%	2.01%	2.27%
Ratio of net expenses to average net assets (5)(6)(13)	1.48%		1.48%	1.72	% (11)	1.74%	1.74%	1.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.56%		0.56%	0.59%		(0.62)%	(0.29)%	(0.10)%
Portfolio Turnover Rate	19	% (8)	532%	18%		67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class I shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(13)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
Class R	(Unaudited)		June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$12.81		$14.69	$11.65		$8.76	$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.08	0.08		0.02	0.10	0.00	(10)
Net realized and unrealized gain (loss) on investments	1.90		(1.37)	2.96		2.87	(0.93)	(0.28)
Total from investment operations	1.94		(1.29)	3.04		2.89	(0.83)	(0.28)
Less distributions from:
Net realized gains	—		(0.59)	—		—	(0.13)	—
Total distributions	—		(0.59)	—		—	(0.13)	—
Net asset value, end of period	$14.75		$12.81	$14.69		$11.65	$8.76	$9.72
Total return (3)	15.14	% (8)	(8.35)%	26.09%		32.99%	(8.54)%	(2.80	)% (8)
Net assets, at end of period (9)	$16		$14	$15		$12	$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)(13)	1.58%		1.58%	1.65	% (12)	1.91%	2.11%	2.37%
Ratio of net expenses to average net assets (5)(6)(13)	1.58%		1.58%	1.82	% (11)	1.84%	1.84%	1.84%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	0.56%		0.56%	0.59%		(0.72)%	(0.19)%	0.00%
Portfolio Turnover Rate	19	% (8)	532%	18%		67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(13)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Six Months Ended
December 31, 2019	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
Investor Class	(Unaudited)	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$12.42	$14.37	$11.48	$8.69	$9.72	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.12)	(0.20)	(0.27)	(0.18)	(0.09)	0.00	(10)
Net realized and unrealized gain (loss) on investments	1.95	(1.16)	3.16	2.97	(0.81)	(0.28)
Total from investment operations	1.83	(1.36)	2.89	2.79	(0.90)	(0.28)
Less distributions from:
Net realized gains	—	(0.59)	—	—	(0.13)	—
Total distributions	—	(0.59)	—	—	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	0.00	(10)	0.00	(10)	0.00	(10)	0.00	(10)	—
Net asset value, end of period	$14.25	$12.42	$14.37	$11.48	$8.69	$9.72
Total return (3)	14.73	% (8)	(9.04)%	25.17%	32.11%	(9.26)%	(2.80	)% (8)
Net assets, at end of period (000s)	$46,853	$39,302	$26,838	$4,265	$453	$10	(9)
Ratio of gross expenses to average net assets (4)(5)(6)	2.48%	2.48%	2.55	% (12)	2.81%	3.01%	3.27%
Ratio of net expenses to average net assets (5)(6)	2.48%	2.48%	2.72	% (11)	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.88)%	(1.48)%	(2.02)%	(1.62)%	(1.09)%	0.90%
Portfolio Turnover Rate	19	% (8)	532%	18%	67%	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not absorbed a portion of the Fund expenses for the year ended June 30, 2017, June 30, 2016 and for the period ended June 30, 2015, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptures by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

(11)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(12)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Class A	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.93		$13.05	$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.20	0.29	0.29		0.27		0.06
Net realized and unrealized gain (loss) on investments	1.48		(0.98)	1.29	2.42		0.71		0.09
Total from investment operations	1.49		(0.78)	1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.09)		(0.24)	(0.22)	(0.20)		(0.12)		—
Net realized gains	(0.00	) (9)	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(0.09)		(1.34)	(1.34)	(0.70)		(0.33)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00 (9)	0.00 (9)	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$12.33		$10.93	$13.05	$12.81		$10.80		$10.15
Total return (3)	13.65	% (8)	(4.80)%	12.26%	25.37%		10.11%		1.50	% (8)(12)
Net assets, at end of period (000s)	$346,583		$374,600	$374,192	$219,218		$76,321		$36,932
Ratio of gross expenses to average net assets (4)(5)(7)(13)	1.70%		2.19%	2.54%	2.32	% (11)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(7)(14)	1.70%		2.19%	2.54%	2.33	% (10)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)	0.19%		1.67%	2.20%	2.33%		2.70%		1.76%
Portfolio Turnover Rate	11	% (8)	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(13) Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.69%	1.71%	1.75%	1.94%

(14) Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.69%	1.71%	1.76%	1.99%

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Class I	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.93		$13.05	$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.29	0.47	0.18		0.37		0.00	(9)
Net realized and unrealized gain (loss) on investments	1.48		(1.07)	1.11	2.53		0.61		0.15
Total from investment operations	1.52		(0.78)	1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.12)		(0.24)	(0.22)	(0.20)		(0.12)		—
Net realized gains	(0.00	) (9)	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(0.12)		(1.34)	(1.34)	(0.70)		(0.33)		—
Net asset value, end of period	$12.33		$10.93	$13.05	$12.81		$10.80		$10.15
Total return (3)	13.95	% (8)	(4.80)%	12.25%	25.37%		10.11%		1.50	% (8)(13)
Net assets, at end of period (12)	$53,454		$15	$16	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(7)(14)(16)	1.45%		2.19%	2.54%	2.33	% (11)	2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(7)(15)(16)	1.45%		2.19%	2.54%	2.33	% (10)	2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)	1.26%		2.51%	3.55%	2.33%		2.70%		1.76%
Portfolio Turnover Rate	11	% (8)	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class I shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(14) Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.69%	1.95%	1.75%	1.94%

(15) Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.69%	1.95%	1.75%	1.99%

(16)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Class R	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.93		$13.05	$12.81	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.28	0.45	0.38		0.39		0.00	(9)
Net realized and unrealized gain (loss) on investments	1.49		(1.06)	1.13	2.33		0.59		0.15
Total from investment operations	1.52		(0.78)	1.58	2.71		0.98		0.15
Less distributions from:
Net investment income	(0.12)		(0.24)	(0.22)	(0.20)		(0.12)		—
Net realized gains	(0.00	) (9)	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(0.12)		(1.34)	(1.34)	(0.70)		(0.33)		—
Net asset value, end of period	$12.33		$10.93	$13.05	$12.81		$10.80		$10.15
Total return (3)	13.95	% (8)	(4.80)%	12.26%	25.37%		10.11%		1.50	% (8)(13)
Net assets, at end of period (12)	$17		$15	$16	$14		$11		$10
Ratio of gross expenses to average net assets (4)(5)(7)(14)(16)	1.55%		2.04%	2.39%	2.18	% (11)	2.04	% (11)	2.23%
Ratio of net expenses to average net assets (5)(7)(15)(16)	1.55%		2.04%	2.39%	2.18	% (10)	2.09	% (10)	1.84%
Ratio of net investment income to average net assets (5)(6)(15)	0.51%		2.37%	3.42%	2.56%		2.55%		1.61%
Portfolio Turnover Rate	11	% (8)	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class R shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(14) Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.54%	1.80%	1.60%	1.79%

(15) Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.54%	1.80%	1.60%	1.84%

(16)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Class A1	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$11.02		$13.04	$12.80	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	—		0.18	0.62	0.24		0.36		0.00	(9)
Net realized and unrealized gain (loss) on investments	1.49		(0.97)	0.94	2.46		0.62		0.15
Total from investment operations	1.49		(0.79)	1.56	2.70		0.98		0.15
Less distributions from:
Net investment income	(0.07)		(0.13)	(0.20)	(0.20)		(0.12)		—
Net realized gains	(0.00	) (9)	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(0.07)		(1.23)	(1.32)	(0.70)		(0.33)		—
Net asset value, end of period	$12.44		$11.02	$13.04	$12.80		$10.80		$10.15
Total return (3)	13.59	% (8)	(4.94)%	12.11%	25.27%		10.11%		1.50	% (8)(13)
Net assets, at end of period (000s)	$85		$71	$568	$501	(12)	$11	(12)	$10	(13)
Ratio of gross expenses to average net assets (4)(5)(7)(14)(16)	1.85%		2.34%	2.69%	2.48	% (11)	2.34	% (11)	2.53%
Ratio of net expenses to average net assets (5)(7)(15)(16)	1.85%		2.34%	2.69%	2.48	% (10)	2.39	% (10)	2.14%
Ratio of net investment income to average net assets (5)(6)	0.11%		1.50%	4.66%	1.89%		2.85%		1.91%
Portfolio Turnover Rate	11	% (8)	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(14) Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	1.84%	1.86%	1.90%	2.09%

(15) Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	1.84%	1.86%	1.90%	2.14%

(16)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended	Year Ended	Year Ended		Year Ended		Period Ended
Investor Class	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.76		$12.87	$12.67	$10.74		$10.15		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		0.11	0.19	0.19		0.18		0.00	(9)
Net realized and unrealized gain (loss) on investments	1.45		(0.96)	1.27	2.41		0.72		0.15
Total from investment operations	1.42		(0.85)	1.46	2.60		0.90		0.15
Less distributions from:
Net investment income	(0.02)		(0.16)	(0.14)	(0.17)		(0.10)		—
Net realized gains	(0.00	) (9)	(1.10)	(1.12)	(0.50)		(0.21)		—
Total distributions	(0.02)		(1.26)	(1.26)	(0.67)		(0.31)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00 (9)	0.00 (9)	0.00	(9)	0.00	(9)	—
Net asset value, end of period	$12.16		$10.76	$12.87	$12.67		$10.74		$10.15
Total return (3)	13.18	% (8)	(5.48)%	11.44%	24.49%		9.25%		1.50	% (8)(13)
Net assets, at end of period (000s)	$62,596		$54,659	$44,423	$23,328		$3,313		$10	(12)
Ratio of gross expenses to average net assets (4)(5)(7)(14)(16)	2.45%		2.94%	3.29%	3.08	% (11)	2.94	% (11)	3.13%
Ratio of net expenses to average net assets (5)(7)(15)(16)	2.45%		2.94%	3.29%	3.08	% (10)	2.99	% (10)	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)	(0.49)%		0.92%	1.46%	1.56%		3.44%		2.51%
Portfolio Turnover Rate	11	% (8)	220%	127%	100%		163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(7)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

(12)	Actual net assets, not truncated.

(13)	Had the adviser not waived a portion of its expenses, total returns would have been lower.

(14) Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	2.44%	2.46%	2.14%	2.69%

(15) Ratio of net expenses to average net assets (excluding interest expense) (4)(5)	2.44%	2.46%	2.14%	2.74%

(16)	The ratio presented is adjusted for 12b-1 fee class allocations and is based upon the expected expense level for the class provided in the Fund’s prospectus.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		June 30, 2019	June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.25		$10.96	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.07		0.16	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.70		(0.24)	0.69	0.26
Total from investment operations	0.77		(0.08)	0.82	0.41
Less distributions from:
Net investment income	(0.09)		(0.14)	(0.19)	(0.06)
Net realized gains	—		(0.49)	(0.02)	—
Total distributions	(0.09)		(0.63)	(0.21)	(0.06)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00	0.00	0.00
Net asset value, end of period	$10.93		$10.25	$10.96	$10.35
Total return (3)	7.48	% (8)	(0.25)%	8.03%	4.11	% (8)
Net assets, at end of period (000s)	$147,225		$165,377	$126,850	$68,027
Ratio of gross expenses to average net assets (4)(5)(6)	1.46%		1.46%	1.52%	1.66%
Ratio of net expenses to average net assets (5)(6)	1.46%		1.46%	1.52%	1.66%
Ratio of net investment income to average net assets (5)(6)(7)	1.13%		1.47%	1.24%	2.28%
Portfolio Turnover Rate	44	% (8)	563%	65%	26	% (8)

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended
	December 31, 2019 (1)
Class I	(Unaudited)
Net asset value, beginning of period	$10.32
Activity from investment operations:
Net investment income (2)	0.12
Net realized and unrealized gain on investments	0.58
Total from investment operations	0.70
Less distributions from:
Net investment income	(0.09)
Net realized gains	—
Total distributions	(0.09)
Paid-in-Capital From Redemption Fees	0.00
Net asset value, end of period	$10.93
Total return (3)	6.79	% (8)(9)
Net assets, at end of period (000s)	$11
Ratio of gross expenses to average net assets (4)(5)(6)	1.21%
Ratio of net expenses to average net assets (5)(6)	1.21%
Ratio of net investment income to average net assets (5)(6)(7)	2.27%
Portfolio Turnover Rate	44	% (8)

(1)	The HCM Income Plus Fund’s Class I shares commenced operations on September 11, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Represents return since inception.

See accompanying notes to financial statements.

HCM Income Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2019		Year Ended		Year Ended	Period Ended
Investor Class	(Unaudited)		June 30, 2019		June 30, 2018	June 30, 2017 (1)
Net asset value, beginning of period	$10.14		$10.87		$10.31	$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.07		0.03	0.10
Net realized and unrealized gain (loss) on investments	0.71		(0.23)		0.71	0.27
Total from investment operations	0.73		(0.16)		0.74	0.37
Less distributions from:
Net investment income	(0.02)		(0.08)		(0.16)	(0.06)
Net realized gains	—		(0.49)		(0.02)	—
Total distributions	(0.02)		(0.57)		(0.18)	(0.06)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00		0.00	0.00
Net asset value, end of period	$10.85		$10.14		$10.87	$10.31
Total return (3)	7.07	% (8)	(1.05	)% (10)	7.27%	3.72	% (8)
Net assets, at end of period (000s)	$24,462		$22,824		$14,980	$3,501
Ratio of gross expenses to average net assets (4)(5)(6)	2.21%		2.21%		2.27%	2.41%
Ratio of net expenses to average net assets (5)(6)	2.21%		2.21%		2.27%	2.41%
Ratio of net investment income to average net assets (5)(6)(7)	0.44%		0.72%		0.28%	1.58%
Portfolio Turnover Rate	44	% (8)	563%		65%	26	% (8)

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investments in which the Fund invests invests as well as timing of subscriptions and redemptions within each share class.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2019

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), and HCM Income Plus (“HIP”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF and HDSPF investment objective is to seek long-term capital appreciation. HIP’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIP commenced operations on November 9, 2016.

HTGF, HDSPF and HIP offer Class A, Class I and Investor Class shares. HTGF and HDSPF also offer Class R shares. HDSPF also offers Class A1 shares. Class I shares in HIP and Class R shares in HDSPF and HTGF are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

independent parties, the fair value committee shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no derivative instruments held by the funds at the end of the period.

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds,

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for each Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$240,015,965	$—	$—	$240,015,965
Short-Term Investment	756,252	—	—	756,252
Total	$240,772,217	$—	$—	$240,772,217

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$36,831,709	$—	$—	$36,831,709
Exchange Traded Funds	372,560,572	—	—	372,560,572
Short-Term Investment	1,264,501	—	—	1,264,501
Total	$410,656,782	$—	$—	$410,656,782

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$171,334,059	$—	$—	$171,334,059
Short-Term Investment	385,902	—	—	385,902
Total	$171,719,961	$—	$—	$171,719,961

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds have qualified income and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years June 30, 2016 – June 30, 2019, or expected to be taken in the Funds’ June 30, 2020 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$43,114,018	$56,913,194
HCM Dividend Sector Plus Fund	45,082,243	112,014,456
HCM Income Plus Fund	77,482,584	103,683,192

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF and 0.95% for HIP. For the six months ended December 31, 2019, the Adviser earned investment advisory fees of $1,443,337, $2,534,028 and $832,059 for HTGF, HDSPF and HIP, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2020, for HTGF, HDSPF and HIP, to waive a portion of its advisory fee and has agreed to reimburse HTGF, HDSPF and HIP for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	2.74%
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%
HIP	1.99%	1.59%	N/A	N/A	2.74%

These fee waivers and reimbursements are subject to possible recoupment from each Fund by the

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Adviser in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver and the expense limitation in place at the time of recapture. The Board may terminate this expense reimbursement arrangement upon 60 days written notice to the Adviser. HIPF has not met the expense limitation in any previous years, and therefore has no waivers eligible for future recoupment. During the six months ended December 31, 2019, the Adviser waived $0 in fees pursuant to the Waiver Agreements for HTGF, HDSPF and HIPF, respectively.

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively. For HTGF, 0.25%, 0.40%, 1.00%, 0.00% and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF, and 0.25% and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively for HIP and is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class I and Class R shares are not currently accruing fees as they are not currently available for sale. During the six months ended December 31, 2019, pursuant to the Plans, distribution fees for Class A shares, Class A1 shares and Investor Class shares are as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$236,813	$—	$207,419
HCM Dividend Sector Plus Fund	435,375	151	285,191
HCM Income Plus Fund	189,748	—	116,858

Optimized Advisors, LLC is a related party to Howard Capital Management, Inc. and provides some marketing services. For the six months ending December 31, 2019, Northern Lights Distributors paid $0 on behalf of the Funds to Optimized Advisors, LLC.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HTGF’s Class A shares for the six months ended December 31, 2019, the Distributor received $6,318 from front-end sales charge of which $885 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HDSPF’s Class A and Class A1 shares for the six months ended December 31, 2019, the Distributor received $17,643 from front-end sales charge of which $2,562 was retained by the principal underwriter or other affiliated broker-dealers. On sales of HIP’s Class A shares for the six months ended December 31, 2019, the Distributor received $11,351 from front-end sales charge of which $107 was retained by the principal underwriter or other affiliated broker-dealers.

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD and NLCS (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2019 and June 30, 2018 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2019	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$1,778,084	$7,071,024	$461,655	$9,310,763
HCM Dividend Sector Plus Fund	25,175,612	22,425,849	—	47,601,461
HCM Income Plus Fund	9,445,869	634,123	—	10,079,992

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2018	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$—	$—	$—	$—
HCM Dividend Sector Plus Fund	24,878,563	6,213,970	—	31,092,533
HCM Income Plus Fund	1,944,970	—	—	1,944,970

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

As of June 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$(11,309,536)	$—	$—	$11,588,493	$278,957
HCM Dividend Sector Plus Fund	2,242,216	84,868	(54,593,098)	—	—	11,076,695	(41,189,319)
HCM Income Plus Fund	215,103	—	(6,152,565)	—	—	3,043,318	(2,894,144)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income, and accumulated net realized gains from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The HCM Tactical Growth Fund incurred and elected to defer such late year losses of $ $994,024.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
HCM Tactical Growth Fund	$10,315,512
HCM Dividend Sector Plus Fund	54,593,098
HCM Income Plus Fund	6,152,565

At June 30, 2019, the HCM Tactical Growth Fund utilized capital loss carry forwards for federal income tax purposes of $268,640.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, the reclass of Fund distributions, and tax adjustments for C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2019 as follows:

	Paid	Accumulated
	In	Net Realized
	Capital	Gains (Loss)
HCM Tactical Growth Fund	$(461,754)	$461,754
HCM Dividend Sector Plus Fund	—	—
HCM Income Plus Fund	—	—

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2019, HTGF, HDSPF, and HIP assessed $6,739, $6,941, and $4,195 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

HTGF currently invests a portion of its assets in the ProShares Ultra S&P 500 ETF (“ProShares”). ProShares is registered under the 1940 Act as open-end management investment companies. HTGF may redeem its investment in ProShares at any time if the Advisor determines that it is in the best interest of HTGF and its shareholders to do so. The performance of HTGF will be directly affected by the performance of ProShares. The financial statements of ProShares, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with HTGF’s financial statements. As of December 31, 2019, the percentage of the HTGF’s net assets invested in ProShares Ultra S&P 500 ETF was 27.56%.

HIP currently invests a portion of its assets in the Invesco QQQ Trust Series I ETF (“Invesco”). Invesco is registered under the 1940 Act as open-end management investment companies. HIP may redeem its investment in Invesco at any time if the Advisor determines that it is in the best interest of HIP and its shareholders to do so. The performance of HIP will be directly affected by the performance of Invesco. The financial statements of Invesco, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with HIP’s financial statements. As of December 31, 2019, the percentage of the HIP’s net assets invested in Invesco QQQ Trust Series I ETF was 26.33%.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
HCM Tactical Growth Fund	$196,553,540	$48,804,490	$(4,585,813)	$44,218,677
HCM Dividend Sector Plus Fund	347,360,042	64,021,458	(724,718)	63,296,740
HCM Income Plus Fund	157,709,537	14,010,424	—	14,010,424

9.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December

The HCM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The HCM Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2019

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	7/1/2019	12/31/2019	7/1/2019 - 12/31/2019	7/1/2019 - 12/31/2019
HCM Tactical Growth Fund - Class A	$1,000.00	$1,151.60	$9.49	1.75%
HCM Tactical Growth Fund - Class I	1,000.00	1,151.40	8.13	1.50%
HCM Tactical Growth Fund - Class R	1,000.00	1,151.40	8.68	1.60%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,147.30	13.53	2.50%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,136.50	9.32	1.73%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,135.90	10.12	1.88%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,139.50	9.33	1.73%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,139.50	8.52	1.58%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,131.80	8.49	2.48%

HCM Income Plus - Class A	1,000.00	1,074.80	7.64	1.46%
HCM Income Plus - Investor Class	1,000.00	1,070.70	11.53	2.21%
HCM Income Plus - Class I***	1,000.00	1,067.90	3.80	1.21%

The HCM Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
December 31, 2019

	Beginning	Ending	Expense Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period *	During Period**
(5% return before expenses)	7/1/2019	12/31/2019	7/1/2019 - 12/31/2019	7/1/2019 - 12/31/2019
HCM Tactical Growth Fund - Class A	$1,000.00	$1,016.38	$8.89	1.75%
HCM Tactical Growth Fund - Class I	1,000.00	1,017.64	7.63	1.50%
HCM Tactical Growth Fund - Class R	1,000.00	1,017.14	8.13	1.60%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,012.60	12.68	2.50%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,016.48	8.79	1.73%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,015.73	9.55	1.88%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,016.48	8.79	1.73%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,017.24	8.03	1.58%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,012.70	8.02	2.48%

HCM Income Plus - Class A	1,000.00	1,017.85	7.43	1.46%
HCM Income Plus - Investor Class	1,000.00	1,014.06	11.22	2.21%
HCM Income Plus - Class I***	1,000.00	1,019.11	11.25	1.21%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized

***	HCM Income Plus Fund Class I shares commenced operations on September 1, 2019 therefore their “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (111) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended December 31 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard A. Malinowski
Richard A. Malinowski, Principal Executive Officer/ President

Date	3/9/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard A. Malinowski
Richard A. Malinowski, Principal Executive Officer/ President

Date	3/9/20

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Financial Officer/Treasurer

Date	3/9/20